Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Definite-lived intangible assets:

	December 31,
(in thousands)	2015	2014
Original amounts:
Customer contracts and relationships	$5,065	$5,367
Technology	(*) 9,486	8,092
Trademarks	1,556	1,623

Total original amounts	16,107	15,082

Accumulated amortization:
Customer contracts and relationships	(2,479)	(1,980)
Technology	(2,866)	(2,201)
Trademarks	(498)	(357)

Accumulated amortization	(5,843)	(4,538)

Intangible assets, net	$10,264	$10,544

(*) Includes $1,929 thousand capitalized technology. Capitalized technology includes $1,755 thousand for which amortization has not yet begun.

Schedule of Weighted Average Annual Rates of Amortization for Intangible Assets
The following table sets forth the weighted average annual rates of amortization for the major classes of intangible assets:

Weighted Average %

Customer contracts and relationships	7.6
Technology	10.8
Trademarks	10.0

Total intangible assets	9.6

Schedule of Future Amortization Expenses For Five Succeeding Fiscal Years
The estimated aggregate amortization expenses for the five succeeding fiscal years are as follows (in thousands):
2016	$1,484
2017	1,409
2018	1,271
2019	1,034
2020	959
Thereafter	4,107

Total	$10,264